Cover	Nov. 03, 2025	Aug. 04, 2025
Cover [Abstract]
Document Type		8-K
Document Period End Date	Nov. 03, 2025
Entity Tax Identification Number		85-2560226
City Area Code		844
Local Phone Number		654-2642
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity File Number		001-39755
Entity Incorporation, State or Country Code		DE
Entity Emerging Growth Company		false
Amendment Flag		false
Entity Central Index Key		0001821769
Entity Address, Address Line One		3520 Challenger Street,
Entity Address, City or Town		Torrance,
Entity Address, Postal Zip Code		90503-1640
Entity Registrant Name		Navitas Semiconductor Corporation
Entity Address, State or Province		CA
Title of 12(b) Security		Class A Common Stock, par value $0.0001 per share
Trading Symbol		NVTS
Security Exchange Name		NASDAQ